John Deere Owner Trust 2026-B			EXHIBIT 99.2
Statement to Certificateholders

$226,500,000 Class A-1 3.98100% Asset Backed Notes due July 15, 2027
$203,520,000 Class A-2A 4.30% Asset Backed Notes due April 16, 2029
$50,000,000 Class A-2B Floating Rate Asset Backed Notes due April 16, 2029
$253,520,000 Class A-3 4.50% Asset Backed Notes due November 15, 2030
$49,410,000 Class A-4 4.61% Asset Backed Notes due May 16, 2033
$20,081,284 Overcollateralization

One-Month SOFR as of the SOFR Determination Date:			3.61773%
Class A-2B interest rate:			3.92773%

Payment Date:			17-Aug-26

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$49,107,199.44
		per $1,000 original principal amount:	$216.81

	(b)	Class A-2A Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-2B Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$49,107,199.44

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$651,225.25
		per $1,000 original principal amount:	$2.88

		(ii) Class A-2A Notes:	$559,114.67
		per $1,000 original principal amount:	$2.75

		(iii) Class A-2B Notes:	$141,834.69
		per $1,000 original principal amount:	$2.84

		(iv) Class A-3 Notes:	$728,870.00
		per $1,000 original principal amount:	$2.88

		(v) Class A-4 Notes:	$145,526.18
		per $1,000 original principal amount:	$2.95

		(vi) Total:	$2,226,570.79

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$798,474,482.50

	(b)	Note Value at end of related Collection Period:	$753,924,084.25

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	$20,081,284.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$177,392,800.56
		(ii) A-1 Note Pool Factor:	0.7831912

	(b)	(i) Outstanding Principal Amount of Class A-2A Notes:	$203,520,000.00
		(ii) A-2A Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$50,000,000.00
		(ii)	A-2B Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$253,520,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$49,410,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$1,405,043.67
		(i)	per $1,000 original principal amount:	$1.65
	(b)	Amount of Servicing Fee earned:		$1,405,043.67
	(c)	Amount of Servicing Fee paid:		$1,405,043.67
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(10)	Amount paid to Certificateholder:			$7,607,610.01

(11)	(i)	Amount in Reserve Account:		$8,030,312.84
	(ii)	Specified Reserve Account Balance:		$8,030,312.84

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:		$3,054,243.84
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.38%

(13)	(i)	Aggregate amount of net losses for the collection period:		$155,934.62
	(ii)	Cumulative amount of net losses:		$155,934.62
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.02%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$1,826,459.04
		(ii)	% of Pool Balance:	0.21%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%